First Trust Multi Income Allocation Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	122 Months Ended	140 Months Ended	164 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
60/40 Broad Blended Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.32%	5.04%	7.03%		6.58%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%	1.91%	2.02%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%		13.11%	13.91%
Asset Class Blended Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.71%	8.42%	6.81%		5.70%
I
Prospectus [Line Items]
Average Annual Return, Percent			7.71%	6.11%	5.91%		5.15%
Performance Inception Date		May 01, 2014

[1]	The Broad Blended Benchmark returns are split between the Bloomberg U.S. Aggregate Bond Index (60%) and the Russell 3000® Index (40%).
[2]	The Asset Class Blended Benchmark is weighted to include nine indexes: Dow Jones U.S. Select DividendTM Index (15%), ICE BofA Fixed Rate Preferred Securities Index (8%), Alerian MLP Index (15%), S&P U.S. REIT Index (15%), ICE BofA U.S. High Yield Constrained Index (8%), Morningstar® LSTA® U.S. Leveraged Loan Index (15%), Bloomberg U.S. Corporate Investment-Grade Index (8%), ICE BofA U.S. MBS Index (8%), and ICE BofA U.S. Inflation-Linked Treasury Index (8%).